Equity (Details) R$ / shares in Units, R$ in Millions				12 Months Ended
	Apr. 19, 2017 R$ / shares shares	Feb. 23, 2017	Feb. 03, 2017 Vote item shares	Dec. 31, 2017 BRL (R$) shares	Sep. 20, 2017 shares	Apr. 19, 2017 $ / shares shares	Apr. 10, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares
Disclosure of classes of share capital
Issued capital | R$				R$ 2,163.4				R$ 1,488.6
Stock conversion ratio		2	1
Number of votes per common share | Vote			1
Number of preferred shares represented by each ADS					3
Proceeds from exercise of options | R$				R$ 13.3
Number of shares issued related to the exercise of stock options				4,182,454
Common shares
Disclosure of classes of share capital
Shares issued (in shares)				928,965,058				928,965,058
Stock conversion ratio				75
Preferred shares
Disclosure of classes of share capital
Shares issued (in shares)				321,753,720
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering | item			75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders | item			75
Multiplier to the price per common share used to determine the amount of dividends that may be received | item			75
Class A preferred share
Disclosure of classes of share capital
Shares issued (in shares)								180,485,574
Class C preferred share
Disclosure of classes of share capital
Shares issued (in shares)								10,843,792
Number of shares converted to Class A Preferred			10,843,792
Class D preferred share
Disclosure of classes of share capital
Shares issued (in shares)								63,241,900
Number of shares converted to Class A Preferred			63,241,900
IPO
Disclosure of classes of share capital
Number of preferred shares represented by each ADS	3					3
IPO | Preferred shares
Disclosure of classes of share capital
Shares issued (in shares)	96,239,837					96,239,837
Number of shares offered in IPO by entity	63,000,000
Number of shares offered in IPO by selling shareholders	33,239,837
Initial public offering price per share | R$ / shares	R$ 21.00
Initial public offering price per ADS | $ / shares						$ 20.06
Number of preferred shares represented by each ADS	3					3
IPO | Preferred shares
Disclosure of classes of share capital
Issued capital | R$							R$ 1,323.0
Shares issued (in shares)							63,000,000